Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Ultra Short Term Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent	[1]	5.07%	3.08%	2.27%
Columbia Ultra Short Term Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[2]	5.22%	3.24%	2.43%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent		5.28%	3.29%	2.50%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%	(1.07%)	1.66%
Bloomberg U.S. Short-Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Short-Term Government/Corporate Index
Average Annual Return, Percent		4.72%	2.75%	2.15%

[1]	The returns shown for periods prior to February 20, 2019 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[2]	The returns shown for periods prior to December 3, 2018 (including Since Fund Inception returns, if shown) include the returns of Institutional 3 Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.